Note 23 - Share Capital - Schedule of Ordinary Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
At January 1 (in shares)	18,058,135	7,565,099
Cash (Refer to Note 23) (in shares)	2,529,946	2,265,240
Share-based payment for services (Refer to Note 19(a), (b) and (c)) (in shares)	15,000	11,761
Exercise of stock options (Refer to Note 19(d)) (in shares)	6,178	0
Restricted share units (Refer to Note 19(e)) (in shares)	379,718	68,992
Exercise of stock warrants (Refer to Note 21, Note 23(b) and (c)) (in shares)	6,019,162	2,218,750
Exercise of convertible preference shares (Refer to Note 22) (in shares)	0	7,032,012
Cancellation of shares held in escrow, net of reissuance (in shares)	(550,756)	0
Acquisition of treasury stock (Refer to Note 23(f)) (in shares)	(268,411)	(1,103,618)
Effects of Share consolidation (Refer to Note 23(a)) (in shares)	0	(101)
At December 31 (in shares)	26,188,972	18,058,135